DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting on swaps - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Currency swap contract [member] | Fair value hedges [member] | The Group [member]
Interest rate
Contract/notional amount	£ 34	£ 490
Assets	8	3
Liabilities		29
Changes in fair value used for calculating hedge ineffectiveness	2	(10)
Currency swap contract [member] | Fair value hedges [member] | The Bank [member]
Interest rate
Contract/notional amount	34	490
Assets	8	3
Liabilities		29
Changes in fair value used for calculating hedge ineffectiveness	2	(10)
Currency swap contract [member] | Cash flow hedges [member] | The Group [member]
Interest rate
Contract/notional amount	7,593	8,024
Assets	70	175
Liabilities	64	47
Changes in fair value used for calculating hedge ineffectiveness	(141)	104
Currency swap contract [member] | Cash flow hedges [member] | The Bank [member]
Interest rate
Contract/notional amount	1,101	541
Assets	37	15
Liabilities	19	1
Changes in fair value used for calculating hedge ineffectiveness	(31)	41
Interest rate swap contract [member] | Fair value hedges [member] | The Group [member]
Interest rate
Contract/notional amount	160,942	150,971
Assets	696	947
Liabilities	229	187
Changes in fair value used for calculating hedge ineffectiveness	351	135
Interest rate swap contract [member] | Fair value hedges [member] | The Bank [member]
Interest rate
Contract/notional amount	66,833	153,223
Assets	153	385
Liabilities	213	1,256
Changes in fair value used for calculating hedge ineffectiveness	118	272
Interest rate swap contract [member] | Cash flow hedges [member] | The Group [member]
Interest rate
Contract/notional amount	417,718	556,945
Assets	343	358
Liabilities	736	844
Changes in fair value used for calculating hedge ineffectiveness	920	(789)
Interest rate swap contract [member] | Cash flow hedges [member] | The Bank [member]
Interest rate
Contract/notional amount	130,477	146,018
Assets	9	29
Liabilities	35	29
Changes in fair value used for calculating hedge ineffectiveness	£ 777	£ (389)